Segment and Geographical Information - Schedule of Revenues From External Customers and Long Lived Assets By Geographical Areas (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets - net	$ 2,314	$ 2,235
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets - net	860	839
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets - net	393	357
Norway [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets - net	249	228
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets - net	$ 812	$ 811